BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Text Block]

2.        BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared in accordance with the Handbook of the Canadian Institute of Chartered Professional Accountants, in accordance with IFRS, as issued by International Accounting Standards Board (“ IASB ”), applicable to the preparation of consolidated financial statements and in accordance with accounting policies based on IFRS standards and International Financial Reporting Interpretations Committee (“ IFRIC ”) interpretations. The Company has consistently applied the accounting policies used in the preparation of its IFRS financial statements throughout all periods presented, as if these policies had always been in effect.

Significant Accounting Policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below.

a.     Consolidation

The consolidated financial statements include those of the Company, its subsidiaries, associates, joint ventures and structured entities that it controls, using uniform accounting policies. Control exists when the Company has (i) power over the investee, (ii) exposure, or rights, to variable returns from its involvement with the investee, and (iii) the ability to use its power to affect its returns.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity.

Subsidiaries are all entities (including structured entities) over which the Company has control. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

b.     Translation of foreign currencies

Functional currency

Items included in the financial statements of the Company and each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the functional currency) as follows:

Platinum Group Metals Ltd.	Canadian Dollars
Platinum Group Metals (RSA) (Pty) Ltd.	South African Rand
Maseve Investments 11 (Pty) Ltd.	South African Rand
Mnombo Wethu Consultants (Pty) Limited	South African Rand
Waterberg JV Resources (Pty) Ltd	South African Rand

Presentation Currency

The Company’s presentation currency is the United States Dollar (“USD”)

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD
Year-end rate:	R 14.6883 (2017 R 13.0190)
Year average rate:	R 12.9572 (2017 R 13.4711)
CAD/USD
Year-end rate:	$1.3055 (2017 $1.2536)
Year average rate:	$1.2776 (2017 $1.3212)

Transactions and balances

Foreign currency transactions are translated into the relevant entity’s functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Subsidiaries

The results and financial position of subsidiaries that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities are translated at the closing rate at the reporting date;
•	Income and expenses are translated at average exchange rates for the period; and
•	All resulting exchange differences are recognized in other comprehensive income as cumulative translation adjustments.

c.    Change in ownership interests

The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interest in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration received is recognized in a separate line in retained earnings.

d.    Cash and cash equivalents

Cash and cash equivalents consist of cash and short-term deposits, which are readily convertible to cash and have original maturities of 90 days or less.

e.    Marketable Securities

Marketable Securities represent shares received from the sale of the Maseve mine. The shares held are shares of Royal Bafokeng Platinum and are traded on the Johannesburg Stock Exchange. While shares were held in escrow prior to phase 2 of the Maseve sale being completed, all changes in value were recorded in ‘Loss on Asset Held for Sale.’ Following the completion of phase 2 of the Maseve sale all changes in value of the shares are recorded in ‘Loss on Fair Value of Marketable Securities.’

f.    Exploration and evaluation assets

Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource.

Exploration and evaluation activity includes:

- acquiring the rights to explore;
- researching and analyzing historical exploration data;
- gathering exploration data through topographical, geochemical and geophysical studies;
- exploratory drilling, trenching and sampling;
- determining and examining the volume and grade of the resource;
- surveying transportation and infrastructure requirements; and
- compiling pre-feasibility and feasibility studies.

Exploration and evaluation expenditures on identifiable properties are capitalized. Exploration and evaluation assets are shown separately until technical feasibility and commercial viability is achieved at which point the relevant asset is transferred to development assets under property, plant and equipment. Capitalized costs are all considered to be tangible assets as they form part of the underlying mineral property.

Capitalized exploration and evaluation assets are reviewed for impairment when facts or circumstances suggest an asset’s carrying amount may exceed its recoverable amount. If impairment is considered to exist, the related asset is written down to the greater of its value in use and its fair value less costs to sell.

g.        Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment.

Costs incurred for new construction, mine development, and major overhauls of existing equipment are capitalized as property, plant and equipment and are subject to depreciation once they are put into use. The costs of routine maintenance and repairs are expensed as incurred.

Once a mining project has been established as technically feasible and commercially viable, expenditure other than on land, buildings, plant and equipment is capitalised as part of “development assets” together with any related amount transferred from “exploration and evaluation assets”. Capitalization of costs incurred and revenue received during commissioning ceases when the property is capable of operating at levels intended by management.

The present value of the decommissioning cost, which is the dismantling and removal of the asset included in the environmental rehabilitation obligation, is included in the cost of the related preproduction assets. These assets are depreciated over their useful lives.

Subsequent costs are included in the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All repairs and maintenance are expensed to profit or loss during the financial period in which they are incurred.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal, retirement or scrapping of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Property, plant and equipment are recorded at cost and are depreciated on a straight-line basis over the following periods:

Buildings	20 years
Mining equipment	2 – 22 years
Vehicles	3 – 5 years
Computer equipment and software	3 – 5 years
Furniture and fixtures	5 years

h.        Asset Held for Sale

Assets that are immediately available for sale and for which a sale is highly probable are classified as assets held for sale. When several assets are held for sale in a single transaction, they are accounted for as a disposal group, which also includes any liabilities directly associated with those assets. The net assets or disposal groups held for sale are measured at the lower of carrying amount and fair value less costs to sell. Depreciation ceases when assets are classified as held for sale. At each balance sheet date, the value of the assets and liabilities held for sale is reviewed to determine whether any provision adjustments should be recorded due to a change in their fair value less costs to sell.

i.        Impairment

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company conducts internal reviews of asset values which are used to assess for any indications of impairment. External factors such as changes in expected future prices, costs and other market factors including market capitalization are also monitored to assess for indications of impairment.

If any such indication exists an estimate of the recoverable amount is undertaken, being the higher of an asset’s fair value less costs to sell and its value in use. If the asset’s carrying amount exceeds its recoverable amount, then an impairment loss is recognized.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. Fair value of mineral assets is generally determined as the present value of the estimated future cash flows expected to arise from the use of the asset, including any expansion prospects.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal.

Impairment is assessed at the level of cash-generating units (“ CGUs ”), which are identified as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets. The Company’s CGUs are based on geographic location. The Company’s two CGU’s at present are the Maseve Mine and the Waterberg Project.

Long-lived assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When a reversal of a previous impairment is recorded, the reversal amount is adjusted for depreciation that would have been recorded had the impairment not taken place.

j.        Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade payables are recognised initially at fair value and subsequently measured at amortized cost using the effective interest method.

k.        Asset retirement obligations

Provisions for asset retirement obligations are made in respect of the estimated future costs of closure and restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the accounting period when the related disturbance occurs. The provision is discounted using a risk-free pre-tax rate, and the unwinding of the discount is included in finance costs. At the time of establishing the provision, a corresponding asset is recognized and is depreciated over the future life of the asset to which it relates. The provision is adjusted on an annual basis for changes in cost estimates, discount rates and inflation.

l.         Convertible Notes

At inception the debt component of the convertible notes is deemed to be the residual value of the net proceeds after the fair value of the embedded derivatives are separated. The debt component is then measured at amortized cost using the effective interest method. The embedded derivatives are revalued at each reporting period with the change in fair value being recorded in profit or loss in each reporting period.

m.         Warrants

As the exercise price of certain of the Company’s share purchase warrants is fixed in US Dollar, and the functional currency of the Company is the Canadian Dollar, these warrants are considered a derivative as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these share purchase warrants are classified and accounted for as a derivative liability. The fair value of the warrants is determined by the market price at end of the relevant period or year.

n.         Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effect.

o.         Stock-based compensation

The fair values for stock-based awards have been estimated using the Black-Scholes model and recorded as compensation cost over the period of vesting. The compensation cost related to stock options granted is expensed or capitalized to mineral properties, as applicable. Cash received on exercise of stock options is credited to share capital and the related amount previously recognized in contributed surplus is reclassified to share capital.

p.         Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

Current tax expense is based on taxable profit for the year. Taxable profit differs from 'profit before tax' as reported in the consolidated statement of loss and other comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company's current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognised for all taxable temporary differences. Deferred tax assets are generally recognised for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilised. Such deferred tax assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

q.         Loss per common share

Basic loss per common share is calculated using the weighted average number of common shares outstanding. The Company uses the treasury stock method for the calculation of diluted earnings per share. Diluted per share amounts reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to common shares. In periods when a loss is incurred, the effect of the potential issuances of shares is anti-dilutive, and accordingly basic and diluted loss per share are the same.

r.         Financial instruments

IFRS establishes a fair value hierarchy that categorizes the inputs to valuation techniques used to measure fair value into three levels:

  Level 1 – Quoted prices in active markets for the same instrument. classified
  Level 2 – Valuation techniques for which significant inputs are based on observable market data.
  Level 3 – Valuation techniques for which any significant input is not based on observable market data.

The carrying value of marketable securities was based on the quoted market prices of the shares as at August 31, 2018 and was therefore considered to be Level 1 as the Company anticipates disposing of these shares within the next year.

(i) Financial assets and liabilities

Loans and receivables – Loans and receivables comprise cash and cash equivalents, amounts receivable and performance bonds. Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are classified as current assets or non-current assets based on their maturity date. Loans and receivables are initially recognized at fair value and subsequently carried at amortized cost less any impairment.

Financial liabilities are classified as either financial liabilities or at fair value through profit or loss.

Financial liabilities - Other financial liabilities are initially measured at fair value, net of transaction costs and are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis. The Company has classified accounts payable, accrued liabilities and the debt portion of the convertible notes as other financial liabilities.

Fair value through profit or loss - The Company has classified the convertible note derivative as fair value through profit or loss and adjusts the fair value each quarter.

(ii) Impairment of financial assets

The Company assesses at each reporting date whether there is objective evidence that a financial asset or a group of financial assets is impaired. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

s.         Future accounting changes

Recently Issued Accounting Pronouncements

The following new accounting standards, amendments and interpretations, that have not been early adopted in these consolidated financial statements, will or may have an effect on the Company’s future results and financial position:

(i)	IFRS 9, Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9, Financial Instruments which will replace IAS 39, Financial Instruments . The standard is effective for annual periods beginning on or after January 1, 2018 and permits early adoption. IFRS 9 provides a revised model for recognition and measurement of financial instruments with two classification categories: amortized cost and fair value. As well, under the new standard a single impairment method is required, replacing the multiple impairment methods in IAS 39. IFRS 9 also includes a substantially reformed approach to hedge accounting that links accounting more closely with risk management. The Company is assessing IFRS 9’s impact on its financial statements and has preliminarily concluded that this standard will materially impact the measurement of the Company’s long-term debt and the accounting for several debt amendments during the current and prior years.

(ii)	IFRS 16, Leases

In January 2016, the IASB issued IFRS 16. IFRS 16 sets out the principals for the recognition, measurement, presentation and disclosure of lases for both parties to a contract, which is the customer (“lessee”) and the supplier (“lessor”). IFRS 16 replaces IAS 17, Leases and related interpretations. Save for limited exceptions, all leases result in the lessee obtaining the right to sue an asset at the start of the lease and, if lease payments are made over time, also obtaining financing. Accordingly, IFRS 16 eliminates the classification of leases as either operating leases or finance leases as is required by IAS 17 and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognize:

i)	Assets and liabilities for all leases with a term of more than 12 months, unless the underlying assets is of low value; and

ii)	Depreciation of lease assets separately from interest on lease liabilities in the statement of income.

The new standard is effective for annual periods beginning on or after January 1, 2019. As the Company’s year end is August, the first effective year will be fiscal 2020. The adoption of this standard would not have a significant impact on the financial statements of the Company based on its current leasing activity.